PRINCIPAL ACTIVITIES AND ORGANIZATION (Schedule of Consolidated Financial Information of Variable Interest Entities, Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Statutory reserve	10,577	9,636
Number of VIEs where the Company has variable interests but not the primary beneficiary	0
Consolidated variable interest entities [Member]
Variable Interest Entity [Line Items]
Registered capital	8,917
Statutory reserve	2,424
Consolidated variable interest entities [Member] | VIE Concentration Risk [Member] | Net revenues [Member]
Variable Interest Entity [Line Items]
VIEs contribution, percentage	83.00%	71.00%	59.00%
Consolidated variable interest entities [Member] | VIE Concentration Risk [Member] | Total assets [Member]
Variable Interest Entity [Line Items]
VIEs contribution, percentage	71.00%	50.00%
Consolidated variable interest entities [Member] | VIE Concentration Risk [Member] | Total liabilities [Member]
Variable Interest Entity [Line Items]
VIEs contribution, percentage	32.00%	26.00%